Document and Entity Information	May 07, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2026
Entity Registrant Name	Amphastar Pharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36509
Entity Tax Identification Number	33-0702205
Entity Address, Address Line One	11570 6th Street
Entity Address, City or Town	Rancho Cucamonga
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91730
City Area Code	909
Local Phone Number	980-9484
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AMPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001297184
Amendment Flag	false